Finance Costs - Schedule of Finance Costs (Detail) - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Finance Costs [Abstract]
Interest Expense – Short-Term Borrowings and Long-Term Debt	$ 94	$ 121	$ 285	$ 381
Net Premium (Discount) on Redemption of Long-Term Debt	(84)	(4)	(84)	(29)
Interest Expense - Lease Liabilities	41	40	121	123
Unwinding of Discount on Decommissioning Liabilities	55	43	165	132
Other	5	9	18	27
Total finance costs	111	209	505	634
Capitalized Interest	(5)	(2)	(12)	(3)
Finance Costs	$ 106	$ 207	$ 493	$ 631